Securities borrowed, lent and subject to repurchase agreements	12 Months Ended
Dec. 31, 2016
Securities borrowed, lent and subject to repurchase agreements
15 Securities borrowed, lent and subject to repurchase agreements
end of	2016	2015
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	81,513	78,474
Deposits paid for securities borrowed	53,326	44,575
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	134,839	123,049
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	26,106	36,754
Deposits received for securities lent	6,910	9,844
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	33,016	46,598
>>>Repurchase and >>>reverse repurchase agreements represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activity. These instruments are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time.
In the event of counterparty default, the reverse repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. In the Group’s normal course of business, substantially all of the collateral received that may be sold or repledged has been sold or repledged as of December 31, 2016 and 2015.

Bank
Securities borrowed, lent and subject to repurchase agreements
14 Securities borrowed, lent and subject to repurchase agreements
end of	2016	2015
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	81,802	78,861
Deposits paid for securities borrowed	53,326	44,575
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	135,128	123,436
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	26,106	36,754
Deposits received for securities lent	6,910	9,844
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	33,016	46,598
> Refer to “Note 15 – Securities borrowed, lent and subject to repurchase agreements” in V – Consolidated financial statements – Credit Suisse Group for further information.